Intangible Assets	6 Months Ended
Nov. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

 Note 10 – Intangible Assets

Intangible assets consisted of the following at November 30, 2018 and May 31, 2018.

November 30, 2018
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(13,317)	$306,283
License & Customer Relations	990,000	(20,624)	969,376
Tradenames - Trademarks	301,000	(12,542)	288,458
Non-compete Agreements	27,000	(5,626)	21,374
Domain Names	4,482	(2,060)	2,422
Total	$1,642,082	$(54,169)	$1,587,913

May 31, 2018
Accumulated
	Gross	Amortization	Net
Intellectual Property	$-	$-	$-
License & Customer Relations	-	-	-
Tradenames - Trademarks	-	-)	-
Non-compete Agreements	-	-	-
Domain names	1,726	(828)	898
Total	$1,726	$(828)	$898

Total amortization expense charged to operations for the three months ended November 30, 2018 and 2017 was $31,413 and $108, respectively.  Total amortization expense charged to operations for the six months ended November 30, 2018 and 2017 was $52,364 and $216, respectively.

Amount to be amortized during the twelve months ended November 30,
2019	$127,120
2020	119,796
2021	111,560
2022	111,560
2023	111,560
Thereafter	1,006,317
$1,587,913